OTHER LONG-TERM LIABILITIES - Narrative (Details) € in Thousands, $ in Thousands						12 Months Ended
	Apr. 06, 2021 CAD ($) ft²	Jul. 16, 2020 CAD ($) ft²	Apr. 21, 2020 CAD ($) ft²	Apr. 01, 2020	Mar. 13, 2020 ft²	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)	Apr. 06, 2021 EUR (€)	Oct. 10, 2018 CAD ($)
Disclosure of transactions between related parties [line items]
Liabilities						$ 74,212	$ 135,600
Revaluation of liabilities measured at fair value							0
Contingent consideration recognised as of acquisition date	$ 13,000							€ 13,000
Contingent consideration	$ 5,249
Accounts payable and accrued liabilities						23,436	17,486
Office space (in sq ft) | ft²	51,585				5,007
Lease Term		5 years 2 months
Additional leased office space | ft²					6,572
Sub-leased office space | ft²		3,473	3,099
Sublease agreement, lease term			5 years 2 months
Sublease annual rental income		$ 282	$ 251
Rental income over sublease term		$ 1,431	$ 1,296
Written notice period				6 months
Written notice period to subtenant		6 months
Written notice period to sublandlord		8 months
Lease liability	$ 1,742
Contingent consideration
Disclosure of transactions between related parties [line items]
Revaluation of liabilities measured at fair value						3,789
Edibles and Infusion Corporation | Contingent consideration
Disclosure of transactions between related parties [line items]
Liabilities						9,038
Accounts payable and accrued liabilities						3,500
Other non-current non-financial liabilities						5,538	0
Alpha Cannabis Pharma Gmbh | Contingent consideration
Disclosure of transactions between related parties [line items]
Liabilities						0	$ 231		$ 875
Revaluation of liabilities measured at fair value						$ (231)